Label	Element	Value
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $17 million to $10.8 billion, as of June 30, 2024 and is expected to change frequently. Furthermore, we may use futures contracts in order to equitize cash.
We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.
We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +28.10% Lowest Quarter: March 31, 2020 -33.26% Year-to-date total return as of June 30, 2024 is +4.65%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2023
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Management Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Russell 2000® Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,877
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2014	rr_AnnualReturn2014	8.71%
Annual Return 2015	rr_AnnualReturn2015	(1.35%)
Annual Return 2016	rr_AnnualReturn2016	19.43%
Annual Return 2017	rr_AnnualReturn2017	14.84%
Annual Return 2018	rr_AnnualReturn2018	(18.46%)
Annual Return 2019	rr_AnnualReturn2019	22.52%
Annual Return 2020	rr_AnnualReturn2020	11.84%
Annual Return 2021	rr_AnnualReturn2021	23.48%
Annual Return 2022	rr_AnnualReturn2022	(15.99%)
Annual Return 2023	rr_AnnualReturn2023	21.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2024 is +4.65%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	21.04%
5 Years	rr_AverageAnnualReturnYear05	11.46%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1993
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.31%
5 Years	rr_AverageAnnualReturnYear05	11.28%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1993
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Disciplined Small Cap Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1993
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies; and
■	up to 15% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $17 million to $10.8 billion, as of June 30, 2024, and is expected to change frequently.
We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We view innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. An important criteria for “right side of change” companies is that they are benefiting from changes in technological, demographic, lifestyle, or environmental trends. We pay particular attention to how management teams allocate capital in order to drive future cash flow. This includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance.   Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +39.35% Lowest Quarter: June 30, 2022 -25.74% Year-to-date total return as of June 30, 2024 is +4.17%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2023
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Management Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Russell 2000® Growth Index (Straegy Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	768
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,720
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2014	rr_AnnualReturn2014	2.34%
Annual Return 2015	rr_AnnualReturn2015	(6.67%)
Annual Return 2016	rr_AnnualReturn2016	8.42%
Annual Return 2017	rr_AnnualReturn2017	21.88%
Annual Return 2018	rr_AnnualReturn2018	(2.29%)
Annual Return 2019	rr_AnnualReturn2019	35.33%
Annual Return 2020	rr_AnnualReturn2020	67.81%
Annual Return 2021	rr_AnnualReturn2021	(2.34%)
Annual Return 2022	rr_AnnualReturn2022	(37.60%)
Annual Return 2023	rr_AnnualReturn2023	13.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2024 is +4.17%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	9.37%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	7.84%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Discovery Small Cap Growth Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to replicate the total return of the S&P 500 Index, before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2%  of the average value of its portfolio.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was  2%[1]  of the average value of its portfolio.
			[5]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in a diversified portfolio of equity securities designed to replicate the holdings and weightings of the stocks comprising the S&P 500 Index.
We invest in substantially all of the common stocks comprising the S&P 500 Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund’s investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund’s securities holdings as necessary to seek the correlation. We may use futures contracts in order to equitize cash.
A precise duplication of the performance of the S&P 500 Index would mean that the net asset value (“NAV”) of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund’s portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2020 +20.36% Lowest Quarter: March 31, 2020 -19.81% Year-to-date total return as of June 30, 2024 is +15.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2023
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Management Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Index Tracking Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Index Tracking  Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index’s composition or performance could cause the Fund’s returns to be lower than if the Fund employed an active strategy.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 488
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2014	rr_AnnualReturn2014	13.39%
Annual Return 2015	rr_AnnualReturn2015	1.16%
Annual Return 2016	rr_AnnualReturn2016	11.71%
Annual Return 2017	rr_AnnualReturn2017	21.53%
Annual Return 2018	rr_AnnualReturn2018	(4.64%)
Annual Return 2019	rr_AnnualReturn2019	31.17%
Annual Return 2020	rr_AnnualReturn2020	17.77%
Annual Return 2021	rr_AnnualReturn2021	28.40%
Annual Return 2022	rr_AnnualReturn2022	(18.33%)
Annual Return 2023	rr_AnnualReturn2023	25.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2024 is +15.14%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.14%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.81%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	25.98%
5 Years	rr_AverageAnnualReturnYear05	15.33%
10 Years	rr_AverageAnnualReturnYear10	11.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 1985
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Administrator Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.78%
5 Years	rr_AverageAnnualReturnYear05	11.82%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 1985
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Index Fund) | Administrator Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.87%
5 Years	rr_AverageAnnualReturnYear05	11.69%
10 Years	rr_AverageAnnualReturnYear10	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 1985
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $17 million to $10.8 billion as of June 30, 2024, and is expected to change frequently.
We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2020 +28.17% Lowest Quarter: March 31, 2020 -33.63% Year-to-date total return as of June 30, 2024 is +0.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2023
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Management Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Russell 2000® Value Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Admin
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2014	rr_AnnualReturn2014	7.65%
Annual Return 2015	rr_AnnualReturn2015	(4.35%)
Annual Return 2016	rr_AnnualReturn2016	29.05%
Annual Return 2017	rr_AnnualReturn2017	11.15%
Annual Return 2018	rr_AnnualReturn2018	(13.62%)
Annual Return 2019	rr_AnnualReturn2019	28.16%
Annual Return 2020	rr_AnnualReturn2020	1.21%
Annual Return 2021	rr_AnnualReturn2021	27.83%
Annual Return 2022	rr_AnnualReturn2022	(13.81%)
Annual Return 2023	rr_AnnualReturn2023	18.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of June 30, 2024 is +0.99%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 1996
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Admin | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.12%
5 Years	rr_AverageAnnualReturnYear05	10.26%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 1996
(Allspring U.S. Equity Funds - Administrator Class) | (Allspring Special Small Cap Value Fund) | Admin | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.49%
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 1996

[1]
1.	The Manager has contractually committed through July 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]
2.	The Manager has contractually committed through July 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[5]
1.	The Fund changed its fiscal year-end from May 31 to March 31. The information shown for the Fund is for this shortened period.

[6]
2.	The Manager has contractually committed through July 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[7]
1.	The Manager has contractually committed through July 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.